UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Goldman Sachs Asset Backed Securities Corp.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:     0001210198

               Goldman Sachs Asset Backed Securities Corp.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):____________

Central Index Key Number of underwriter (if applicable): _____________

Steven Moffitt, (212) 357-9554

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Goldman Sachs Asset Backed Securities Corp., as securitizer, is filing this Form ABS-15G in respect of issuances of asset- backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Goodleap Home Improvement Solutions Trust 2025-1, as issuer.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit to this Form ABS-15G. Exhibit. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLDMAN SACHS ASSET BACKED SECURITIES CORP.		(Securitizer, Depositor or Underwriter)

Date	January 16, 2025

/s/ Steven Moffitt		(Signature)*
Name:	Steven Moffitt
Title:	President

 *Print name and title of the signing officer under his signature.